Equity Method Investment (Tables)	12 Months Ended
Dec. 31, 2014
Zhuhai Zhengdian [Member]
Summarized Income Statement Data

The summarized income statement data of Zhuhai Zhengdian is as follows:

Income statement data	Year Ended December 31,
2012(a)
RMB
Revenues	—
Gross profit	—
Operating loss	3,251,349
Net loss	3,251,349

(a)	For the period from January 1, 2012 to May 1, 2012 (date of disposal).

Baimo and Fengmingxuan [Member]
Summarized Income Statement Data

The summarized income statement data of Baimo and Fengmingxuan is as follows:

Year Ended December 31,
Income statement data	2012
RMB
Revenues	3,133,900
Gross profit	1,964,361
Operating loss	1,696,790
Net loss	1,686,296